CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues		$ 3,778	$ 3,367	$ 3,087
Other income		93	60	99
Direct operating costs	[1]	(1,174)	(1,185)	(1,061)
Management service costs		(169)	(175)	(152)
Interest expense		(1,032)	(900)	(816)
Share of earnings (loss) from equity-accounted investments		6	2	(4)
Foreign exchange and financial instruments (loss) gain		(69)	(27)	74
Depreciation		(1,179)	(1,115)	(1,065)
Other		(86)	(277)	(493)
Remeasurement of BEPC exchangeable and class B shares		1,800	1,267	(2,561)
Income tax (expense) recovery
Current		(133)	(31)	(61)
Deferred		15	(56)	134
Total income tax recovery (expense)		(118)	(87)	73
Net income (loss)		1,850	930	(2,819)
Net income (loss) attributable to:
The partnership		1,503	946	(2,738)
Net income (loss)		1,850	930	(2,819)
Non-controlling interests
Revenues		2,249	1,924	1,989
Other income		(7)	(40)	43
Direct operating costs		(610)	(626)	(637)
Management service costs		(6)	0	(26)
Foreign exchange and financial instruments (loss) gain		97	37	59
Depreciation		(676)	(653)	(715)
Other		(3)	(122)	(305)
Remeasurement of BEPC exchangeable and class B shares		1	0
Income tax (expense) recovery
Current		(96)	(18)	(42)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income (loss)		336	(23)	(92)
Net income (loss) attributable to:
Net income attributable to non-controlling interests		336	(23)	(92)
Net income (loss)		336	(23)	(92)
Participating non-controlling interests – in a holding subsidiary held by the partnership
Income tax (expense) recovery
Net income (loss)		11	7	11
Net income (loss) attributable to:
Net income attributable to non-controlling interests		11	7	11
Net income (loss)		$ 11	$ 7	$ 11

[1]	Direct operating costs exclude depreciation expense disclosed below.